January 10, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:	ING Partners, Inc.

(File Nos. 333-32575; 811-08319)

Ladies and Gentlemen:

On behalf of ING Partners, Inc. and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated December 27, 2013, to the Prospectus dated April 30, 2013, for ING Fidelity® VIP Equity-Income Portfolio (the “Portfolio”). The purpose of the filing is to submit the 497(e) filing dated December 27, 2013 in XBRL for the Portfolio.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2650.

Regards,

/s/Paul Caldarelli
Paul Caldarelli
Vice President and Senior Counsel
ING Investment Management – ING Funds

7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258-2034	Tel: 480-477-3000 Fax: 480-477-2700 www.ingfunds.com